Bank and other Loans and Banking Facilities - Summary of Schedule of Bank Loan other Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Current portion of long term bank loans	$ 3,870	$ 27,860
Short term bank and third party loans	4,410	7,649
Total short-term debt	8,280	35,509
Total Long term bank loans	170,397	134,663
Less: current maturities	(3,870)	(27,860)
Long term bank loans	$ 166,527	$ 106,803